Significant Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 42,341	$ 24,615
Supplies inventory	12,927	8,881
Other	41,427	36,710
Total	$ 96,695	$ 70,206